Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of subsidiaries [line items]
Non controlling interests	$ 134	$ 142	$ 159
Carmen de Andacollo [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	Region IV, Chile
Ownership ng Rights Held ingInterest	10.00%
Non controlling interests	$ 32	34
Quebrada Blanca [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	Region I, Chile
Ownership ng Rights Held ingInterest	10.00%
Non controlling interests	$ 10	30
Elkview Mine Limited Partnership [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	British Columbia, Canada
Ownership ng Rights Held ingInterest	5.00%
Non controlling interests	$ 59	53
Compania Minera Zafranal S.A.C. [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	Arequipa Region, Peru
Ownership ng Rights Held ingInterest	20.00%
Non controlling interests	$ 33	$ 25